Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about pay versus performance. For a detailed explanation regarding Compensation Committee decisions with respect to Named Executive Officer pay, please refer to our Compensation Discussion & Analysis.

For purposes of this disclosure, compensation actually paid (“CAP”) represents an amount calculated based on the formulas which determine values as of a certain date and may not be reflective as of the respective grant date value, the current value or the future value, all of which may be higher or lower. CAP is not compensation actually delivered to or received by our NEOs in each respective year, nor is it a factor that drives executive pay decisions, including how the Compensation Committee establishes target compensation levels or determines incentive award opportunities and actual payouts.

Pay Versus Performance Table

					Value of Initial Fixed
					$100 Investment
					Based On:
			Average
			Summary	Average
	Summary		Compensation	Compensation	Company	Peer Group
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total	Net Income	Pre-Tax
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Shareholder	(in millions)	Return on
Year (a)	PEO ($) (b)[1]	to PEO ($)(c)[2]	NEOs ($) (d)[3]	NEOs ($)(e)[2]	Return ($) (f)	Return ($) (g)[4]	($) (h)[5]	Equity (i)
2025	$12,059,908	$24,225,255	$5,622,757	$10,929,613	$498	$369	$1,186	17%
2024	11,782,886	16,248,049	5,460,163	7,143,057	330	254	1,537	22%
2023	11,823,662	26,494,892	5,249,637	10,059,306	337	331	2,451	38%
2022	11,234,457	34,801,768	5,046,515	10,577,592	275	254	3,863	68%
2021	10,999,918	30,540,286	4,047,731	9,221,379	171	218	3,214	81%

[1] The principal executive officer (“PEO”) for each of the years represented was our Chief Executive Officer Mr. Mark Millett

[2] In calculating CAP, we have adjusted the totals of our PEO’s and Non-PEOs’ compensation as reported in the Summary Compensation Table for each of the covered fiscal years to reflect CAP by the company as defined in Item 402(v) for such fiscal years. First, we deducted the total amounts reported under the “Stock Awards” and “Option Awards” columns from the Summary Compensation Table of $5,095,406, $5,004,495, $5,023,287, $4,646,697, and $5,993,433 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively for our PEO, and average amounts of $2,342,605, $2,228,364, $2,124,872, $2,450,124, and $1,889,024 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively, for our non-PEO NEO’s. Next, we increased the compensation actually paid by adjusting for the fair value of equity awards granted during the current and prior fiscal years that either vested or remain unvested as of the current applicable fiscal year. These amounts resulted in increases of $17,260,753, $9,469,658, $19,694,517, $28,214,008, and $25,533,801 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively for our PEO, and average increases of $7,649,461, $3,911,258, $6,934,540, $7,981,201, and $7,062,672 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively for the non-PEO NEO’s. The detailed amounts are shown in the table below:

	PEO				Average Non-PEO NEOs
		Change in	Change in			Change in	Change in
		Value of	Value of	Total Equity		Value of	Value of	Total Equity
	Fair Value	Prior Years’	Prior Years’	Value	Fair Value	Prior Years’	Prior Years’	Value
	of Awards	Awards	Awards that	Included in	of Awards	Awards	Awards that	Included in
Year	Granted	Unvested	Vested	CAP	Granted	Unvested	Vested	CAP
2025	$7,143,865	$9,212,684	$904,204	$17,260,753	$3,234,895	$4,078,358	$336,208	$7,649,461
2024	4,835,278	2,492,936	2,141,444	9,469,658	2,142,873	1,067,280	701,105	3,911,258
2023	5,652,135	8,782,143	5,260,239	19,694,517	2,395,963	3,068,741	1,469,836	6,934,540
2022	9,563,127	17,524,779	1,126,102	28,214,008	4,029,198	3,555,421	396,582	7,981,201
2021	10,128,715	13,328,783	2,076,303	25,533,801	2,708,162	3,758,692	595,818	7,062,672

[3] The non-PEO NEOs for 2025, 2024 and 2023 include Ms. Wagler, Mr. Schneider, Mr. Graham, and Mr. Pushis. The non-PEO NEOs for 2022 include Ms. Wagler, Mr. Rinn, Mr. Graham, Mr. Pushis and Mr. Schneider. The non-PEO NEOs for 2021 include Ms. Wagler, Mr. Rinn, Mr. Pushis and Mr. Schneider.

[4] Peer Group Total Shareholder Return is based on the S&P Steel Index.

[5] Net Income represents Net Income attributable to Steel Dynamics, Inc. as reported in our audited financial statements for each fiscal year.

Company Selected Measure Name	Pre-Tax Return on Equity
Named Executive Officers, Footnote

[1] The principal executive officer (“PEO”) for each of the years represented was our Chief Executive Officer Mr. Mark Millett

	The non-PEO NEOs for 2025, 2024 and 2023 include Ms. Wagler, Mr. Schneider, Mr. Graham, and Mr. Pushis. The non-PEO NEOs for 2022 include Ms. Wagler, Mr. Rinn, Mr. Graham, Mr. Pushis and Mr. Schneider. The non-PEO NEOs for 2021 include Ms. Wagler, Mr. Rinn, Mr. Pushis and Mr. Schneider.
Peer Group Issuers, Footnote	[4] Peer Group Total Shareholder Return is based on the S&P Steel Index.
PEO Total Compensation Amount	$ 12,059,908	$ 11,782,886	$ 11,823,662	$ 11,234,457	$ 10,999,918
PEO Actually Paid Compensation Amount	$ 24,225,255	16,248,049	26,494,892	34,801,768	30,540,286
Adjustment To PEO Compensation, Footnote

[2] In calculating CAP, we have adjusted the totals of our PEO’s and Non-PEOs’ compensation as reported in the Summary Compensation Table for each of the covered fiscal years to reflect CAP by the company as defined in Item 402(v) for such fiscal years. First, we deducted the total amounts reported under the “Stock Awards” and “Option Awards” columns from the Summary Compensation Table of $5,095,406, $5,004,495, $5,023,287, $4,646,697, and $5,993,433 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively for our PEO, and average amounts of $2,342,605, $2,228,364, $2,124,872, $2,450,124, and $1,889,024 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively, for our non-PEO NEO’s. Next, we increased the compensation actually paid by adjusting for the fair value of equity awards granted during the current and prior fiscal years that either vested or remain unvested as of the current applicable fiscal year. These amounts resulted in increases of $17,260,753, $9,469,658, $19,694,517, $28,214,008, and $25,533,801 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively for our PEO, and average increases of $7,649,461, $3,911,258, $6,934,540, $7,981,201, and $7,062,672 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively for the non-PEO NEO’s. The detailed amounts are shown in the table below:

	PEO				Average Non-PEO NEOs
		Change in	Change in			Change in	Change in
		Value of	Value of	Total Equity		Value of	Value of	Total Equity
	Fair Value	Prior Years’	Prior Years’	Value	Fair Value	Prior Years’	Prior Years’	Value
	of Awards	Awards	Awards that	Included in	of Awards	Awards	Awards that	Included in
Year	Granted	Unvested	Vested	CAP	Granted	Unvested	Vested	CAP
2025	$7,143,865	$9,212,684	$904,204	$17,260,753	$3,234,895	$4,078,358	$336,208	$7,649,461
2024	4,835,278	2,492,936	2,141,444	9,469,658	2,142,873	1,067,280	701,105	3,911,258
2023	5,652,135	8,782,143	5,260,239	19,694,517	2,395,963	3,068,741	1,469,836	6,934,540
2022	9,563,127	17,524,779	1,126,102	28,214,008	4,029,198	3,555,421	396,582	7,981,201
2021	10,128,715	13,328,783	2,076,303	25,533,801	2,708,162	3,758,692	595,818	7,062,672

Non-PEO NEO Average Total Compensation Amount	$ 5,622,757	5,460,163	5,249,637	5,046,515	4,047,731
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,929,613	7,143,057	10,059,306	10,577,592	9,221,379
Adjustment to Non-PEO NEO Compensation Footnote

[2] In calculating CAP, we have adjusted the totals of our PEO’s and Non-PEOs’ compensation as reported in the Summary Compensation Table for each of the covered fiscal years to reflect CAP by the company as defined in Item 402(v) for such fiscal years. First, we deducted the total amounts reported under the “Stock Awards” and “Option Awards” columns from the Summary Compensation Table of $5,095,406, $5,004,495, $5,023,287, $4,646,697, and $5,993,433 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively for our PEO, and average amounts of $2,342,605, $2,228,364, $2,124,872, $2,450,124, and $1,889,024 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively, for our non-PEO NEO’s. Next, we increased the compensation actually paid by adjusting for the fair value of equity awards granted during the current and prior fiscal years that either vested or remain unvested as of the current applicable fiscal year. These amounts resulted in increases of $17,260,753, $9,469,658, $19,694,517, $28,214,008, and $25,533,801 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively for our PEO, and average increases of $7,649,461, $3,911,258, $6,934,540, $7,981,201, and $7,062,672 for the applicable fiscal years 2025, 2024, 2023, 2022, and 2021, respectively for the non-PEO NEO’s. The detailed amounts are shown in the table below:

	PEO				Average Non-PEO NEOs
		Change in	Change in			Change in	Change in
		Value of	Value of	Total Equity		Value of	Value of	Total Equity
	Fair Value	Prior Years’	Prior Years’	Value	Fair Value	Prior Years’	Prior Years’	Value
	of Awards	Awards	Awards that	Included in	of Awards	Awards	Awards that	Included in
Year	Granted	Unvested	Vested	CAP	Granted	Unvested	Vested	CAP
2025	$7,143,865	$9,212,684	$904,204	$17,260,753	$3,234,895	$4,078,358	$336,208	$7,649,461
2024	4,835,278	2,492,936	2,141,444	9,469,658	2,142,873	1,067,280	701,105	3,911,258
2023	5,652,135	8,782,143	5,260,239	19,694,517	2,395,963	3,068,741	1,469,836	6,934,540
2022	9,563,127	17,524,779	1,126,102	28,214,008	4,029,198	3,555,421	396,582	7,981,201
2021	10,128,715	13,328,783	2,076,303	25,533,801	2,708,162	3,758,692	595,818	7,062,672

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid ($ in millions) to Company Total Shareholder

Return and Peer Group Total Shareholder Return[1]

[1] $100 invested on 12/31/20 in stock or index, including reinvestment of dividends. Fiscal year ending December 31.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid ($ in millions) to Net Income ($ in billions)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid ($ in millions) to Pre-Tax Return on Equity
Total Shareholder Return Vs Peer Group

Compensation Actually Paid ($ in millions) to Company Total Shareholder

Return and Peer Group Total Shareholder Return[1]

[1] $100 invested on 12/31/20 in stock or index, including reinvestment of dividends. Fiscal year ending December 31.

Tabular List, Table

Tabular List

The following table presents an unranked list that we believe represent the most important financial performance measures used to link CAP to our NEOs to Company performance.

Pre-Tax Return on Equity
Total Net Sales
Pre-Tax Return on Assets

Total Shareholder Return Amount	$ 498	330	337	275	171
Peer Group Total Shareholder Return Amount	369	254	331	254	218
Net Income (Loss)	$ 1,186,000,000	$ 1,537,000,000	$ 2,451,000,000	$ 3,863,000,000	$ 3,214,000,000
Company Selected Measure Amount	17	22	38	68	81
PEO Name	Mr. Mark Millett
Equity Awards Adjustments, Footnote

	PEO				Average Non-PEO NEOs
		Change in	Change in			Change in	Change in
		Value of	Value of	Total Equity		Value of	Value of	Total Equity
	Fair Value	Prior Years’	Prior Years’	Value	Fair Value	Prior Years’	Prior Years’	Value
	of Awards	Awards	Awards that	Included in	of Awards	Awards	Awards that	Included in
Year	Granted	Unvested	Vested	CAP	Granted	Unvested	Vested	CAP
2025	$7,143,865	$9,212,684	$904,204	$17,260,753	$3,234,895	$4,078,358	$336,208	$7,649,461
2024	4,835,278	2,492,936	2,141,444	9,469,658	2,142,873	1,067,280	701,105	3,911,258
2023	5,652,135	8,782,143	5,260,239	19,694,517	2,395,963	3,068,741	1,469,836	6,934,540
2022	9,563,127	17,524,779	1,126,102	28,214,008	4,029,198	3,555,421	396,582	7,981,201
2021	10,128,715	13,328,783	2,076,303	25,533,801	2,708,162	3,758,692	595,818	7,062,672

Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name	Total Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-Tax Return on Assets
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,095,406)	$ (5,004,495)	$ (5,023,287)	$ (4,646,697)	$ (5,993,433)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,260,753	9,469,658	19,694,517	28,214,008	25,533,801
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,143,865	4,835,278	5,652,135	9,563,127	10,128,715
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,212,684	2,492,936	8,782,143	17,524,779	13,328,783
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	904,204	2,141,444	5,260,239	1,126,102	2,076,303
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,342,605)	(2,228,364)	(2,124,872)	(2,450,124)	(1,889,024)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,649,461	3,911,258	6,934,540	7,981,201	7,062,672
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,234,895	2,142,873	2,395,963	4,029,198	2,708,162
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,078,358	1,067,280	3,068,741	3,555,421	3,758,692
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 336,208	$ 701,105	$ 1,469,836	$ 396,582	$ 595,818